CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (40,068)	$ (75,808)	$ (31,086)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	3,037	(25,140)	(13,620)
Unrealized gain/(loss) on available-for-sale investments and others(net of tax effect of US$318, US$(181) and US$(156) for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,425)	(1,030)	1,945
Comprehensive loss	(38,456)	(101,978)	(42,761)
Less: Net loss attributable to non-controlling interest		(75)	(66)
Comprehensive loss attributable to Zepp Health Corporation	$ (38,456)	$ (101,903)	$ (42,695)